Other assets	12 Months Ended
Dec. 31, 2024
Other Assets
Other assets

8	Other assets

	2024	2023

Indemnification assets	78,701	81,855
Advances	35,140	39,890
Judicial deposits	16,938	14,187
Prepaid expenses	19,761	15,820
Other FIES credits	8,982	8,674
Dividends	1,628	1,668
Deferred tax assets	-	3,233
Other assets	11,870	12,306
	173,020	177,633
Current	57,145	60,287
Non-current	115,875	117,346